Vessels and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel		Dec. 31, 2019 USD ($) [1]
Disclosure of fair value measurement of assets [line items]
Assets	$ 3,884,724	$ 4,385,631	[1]	$ 4,488,238
Increase in impairment expense due to 0.5% increase in discount rate	21,200
Increase in impairment expense due to an additional year before redeployment of the units in the weighted scenarios	66,700
Increase in impairment expense due to an additional a 10% reduction in rate/sales proceeds from the weighted scenarios	$ 52,300
Number of vessel and equipment in lay-up | vessel	4	5
Vessels and equipment, carrying value, in lay-up	$ 103,100	$ 190,200
Vessels and equipment classified as held for sale	$ 5,800	$ 7,500	[1]	$ 15,374
Non-current assets held for sale
Disclosure of fair value measurement of assets [line items]
Number of vessel and equipment in lay-up | vessel	1	2
Vessels and equipment classified as held for sale	$ 5,800	$ 4,400
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Vessels and equipment classified as held for sale	5,800	7,500
Non-recurring fair value measurement | Vessels and equipment
Disclosure of fair value measurement of assets [line items]
Assets	$ 38,900	$ 140,500

[1]	See Note 2i for further details.